UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

August 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.8%	Rate (%)	Date	Amount ($)	Value ($)
Barrington Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	7/15/15	170,000	172,354
Berkeley Heights Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	3/1/15	155,000	156,270
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.09	9/7/14	8,205,000 a,b,c	8,205,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.09	9/7/14	10,145,000 a,b,c	10,145,000
Brigantine,
GO Notes, Refunding (Tax
Appeal Notes)	1.00	12/11/14	2,815,000	2,817,398
Brigantine,
Special Emergency Notes	1.50	12/11/14	1,728,385	1,731,944
Burlington County,
GO Notes (County College Bonds)	1.00	6/1/15	360,000	361,558
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	4.00	8/15/15	100,000	103,470

Burlington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/15	130,000		132,928
Camden,
GO Notes	3.00	11/15/14	430,000		432,361
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.08	9/7/14	1,400,000	a	1,400,000
Cape May County,
GO Notes (General Improvement)	3.25	9/1/14	250,000		250,021
Deutsche Bank Spears/Lifers Trust
(Series DBE-343) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	9/7/14	4,000,000 a,b,c		4,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.17	9/7/14	9,235,000 a,b,c		9,235,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	9/24/14	5,000,000		5,001,563
Franklin Borough,
GO Notes, BAN	1.00	8/21/15	2,572,085		2,583,485
Franklin Township,
GO Notes (General Improvement
Bonds, Open Space Trust Fund
Bonds and Water Utility Bonds)	4.00	1/15/15	100,000		101,341
Galloway Township,
Special Emergency Notes	1.00	12/18/14	760,000		760,557
Jackson Township,

GO Notes	2.00	6/1/15	280,000	283,252
Jackson Township,
GO Notes, BAN	1.00	8/4/15	1,891,241	1,900,976
Jamesburg Borough Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/1/15	390,000	392,586
JPMorgan Chase Putters/Drivers
Trust (Series 3180) (New
Jersey Housing and Mortgage
Finance Agency, SFHR)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	9/7/14	3,580,000 a,b,c	3,580,000
Kearny,
GO Notes, Refunding (Fiscal
Year Adjustment Refunding
Bonds, General Improvement
Refunding Bonds and Water
Utility Refunding Bonds)	3.00	1/15/15	105,000	105,910
Linwood,
GO Notes, School BAN	1.00	4/7/15	3,502,000	3,509,467
Little Egg Harbor Township,
Special Emergency Notes	1.00	12/18/14	3,978,000	3,982,084
Long Branch,
GO Notes (General Improvement
Bonds)	4.13	1/15/15	100,000	101,296
Mahwah Township,
GO Notes, Refunding (General
Improvement)	3.00	12/1/14	500,000	503,392
Margate City,
GO Notes	4.25	6/1/15	100,000	102,910
Medford Township Board of
Education, GO Notes, Refunding	4.50	2/1/15	225,000	228,882
Merchantville Borough,
GO Notes	2.00	8/15/15	175,000	177,701
Monmouth County,
GO Notes (General Improvement)	4.00	1/15/15	100,000	100,175
Montclair Township,
GO Notes, Refunding (General
Improvement and Water Utility)	3.00	2/1/15	135,000	136,489
Morris County,
GO Notes (General Improvement

Bonds and Park Bonds)	3.75	2/1/15
Mount Olive Township,
GO Notes, Refunding (General
Improvement)	5.00	2/15/15
Mount Olive Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	1/15/15
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.65	9/7/14
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.09	9/7/14
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.15	9/7/14
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.07	9/7/14
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.13	9/7/14
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and

145,000	147,082
100,000	102,102
100,000	101,368

145,000	a	145,000
395,000	a	395,000
3,695,000	a	3,695,000
23,700,000	a	23,700,000
1,315,000	a	1,315,000
940,000	a	940,000
805,000	a	805,000
1,440,000	a	1,440,000

Imaging, Inc. Project) (LOC;
TD Bank)	0.20	9/7/14	2,840,000	a	2,840,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project) (LOC;
TD Bank)	0.20	9/7/14	1,175,000	a	1,175,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14	575,000	a	575,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.13	9/7/14	1,335,000	a	1,335,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.12	9/7/14	1,235,000	a	1,235,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.20	9/7/14	285,000	a	285,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.03	9/2/14	2,000,000	a	2,000,000
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.08	9/7/14	1,475,000	a	1,475,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.20	9/7/14	965,000	a	965,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD

Bank)	0.13	9/7/14	740,000	a	740,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.06	9/2/14	25,500,000	a	25,500,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.15	9/7/14	1,705,000	a	1,705,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.15	9/7/14	1,450,000	a	1,450,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD
Bank)	0.10	9/7/14	2,030,000	a	2,030,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.12	9/7/14	1,185,000	a	1,185,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.20	9/7/14	1,585,000	a	1,585,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.20	9/7/14	2,845,000	a	2,845,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.15	9/7/14	1,195,000	a	1,195,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.13	9/7/14	4,990,000	a	4,990,000
New Jersey Economic Development
Authority, Revenue (Richmond

Industries, Inc. and Richmond
Realty, LLC Projects) (LOC; TD
Bank)	0.13	9/7/14	260,000	a	260,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC; TD
Bank)	0.08	9/7/14	2,380,000	a	2,380,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.10	9/7/14	3,275,000	a	3,275,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.15	9/7/14	830,000	a	830,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	4.00	9/1/14	100,000		100,010
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.05	9/7/14	995,000	a	995,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.05	9/7/14	2,250,000	a	2,250,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.05	9/7/14	6,505,000	a	6,505,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.08	9/7/14	10,000,000	a	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina

Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.08	9/7/14	5,470,000	a	5,470,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	4.00	7/1/15	100,000		103,063
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.05	9/7/14	2,000,000	a	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.15	9/7/14	1,800,000	a	1,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	4.10	10/1/14	255,000		255,699
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Royal
Bank of Canada)	0.05	9/7/14	16,000,000	a	16,000,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Escrowed to Maturity)	5.75	12/15/14	125,000		126,944
Newton,
GO Notes, BAN	1.00	8/27/15	3,411,575		3,424,936
Ocean City,
GO Notes (General Improvement)	2.00	12/15/14	100,000		100,472
Ocean County,
GO Notes (General Improvement)	4.13	8/1/15	100,000		103,479
Park Ridge Borough,
GO Notes, BAN	1.00	10/8/14	1,975,000		1,975,615
Passaic County,
GO Notes (County College Bonds)	2.00	6/15/15	230,000		232,540
Passaic County,
GO Notes (County College
Refunding Bonds, General
Improvement Refunding Bonds
and Vocational School
Refunding Bonds)	4.00	5/1/15	100,000		102,382
Pompton Lakes Borough,
GO Notes, BAN	1.00	7/10/15	2,377,000		2,388,317

Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	9/7/14	1,660,000 a,b,c		1,660,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series) (Citigroup ROCS,
Series RR II R-14086)
(Liquidity Facility; Citibank
NA)	0.05	9/7/14	2,050,000 a,b,c		2,050,000
Port Authority of New York and New
Jersey, Equipment Notes	0.10	9/7/14	5,800,000	a	5,800,000
River Vale Township,
GO Notes (General Improvement)	4.25	6/15/15	400,000		412,390
Robbinsville Township,
GO Notes, Refunding	2.00	10/15/14	100,000		100,197
Rutgers, The State University,
GO Notes (Liquidity Facility;
U.S. BanK NA)	0.04	9/2/14	5,495,000	a	5,495,000
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.03	9/2/14	5,755,000	a	5,755,000
Scotch Plains-Fanwood Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/15	100,000		102,294
Sea Isle City,
GO Notes, Refunding (General
Improvement Bonds and Water
and Sewer Utility Bonds)	5.00	9/1/14	170,000		170,021
Seaside Heights Borough,
GO Notes, BAN	0.75	1/30/15	8,850,446		8,854,411
Seaside Heights Borough,
GO Notes, BAN	1.00	1/30/15	5,674,413		5,678,132
South Brunswick Township,
GO Notes (Emergency Notes,
Special Emergency Notes and
Tax Appeal Refunding Notes)	1.00	12/19/14	2,140,000		2,141,967
Swedesboro-Woolwich Consolidated
School District Board of
Education, GO Notes (School

Bonds)	4.00	2/15/15	100,000	101,622
Tinton Falls Borough Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	10/15/14	100,000	100,552
Toms River Township,
GO Notes, Refunding	3.00	3/1/15	200,000	202,680
Toms River Township,
GO Notes, TAN	1.00	2/26/15	3,000,000	3,010,442
Union County,
GO Notes (County College Bonds)	2.00	3/1/15	380,000	383,206
Union County,
GO Notes (County
Vocational-Technical School
Bonds)	2.00	3/1/15	105,000	105,886
Westfield Board of Education,
GO Notes (School Bonds)	1.50	8/1/15	250,000	252,623

Total Investments (cost $253,645,802)			99.8%	253,645,802
Cash and Receivables (Net)			.2%	503,756
Net Assets			100.0%	254,149,558

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities amounted to $38,875,000 or 15.3% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	253,645,802
Level 3 - Significant Unobservable Inputs	-
Total	253,645,802

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)